INTANGIBLE ASSETS AND GOODWILL	2 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

8. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	March 31, 2024	January 31, 2024
	$	$
Licenses	12,010,274	12,010,274
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,195,521
Less: accumulated amortization	(7,908,931)	(7,712,656)
	6,286,590	6,482,865

During the year ended January 31, 2024, the Company disposed of licenses in Oregon with total cost of $156,750 and accumulated amortization of $85,294 (Note 4).

During the two months ended March 31, 2024, the Company recognized amortization expense on intangible assets of $196,275 (year ended January 31, 2024 - $1,332,507). Of the total amortization expense, $1,393 (year ended January 31, 2024 - $9,071) was allocated to inventory.

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
March 31, 2025	1,323,108
March 31, 2026	1,323,108
March 31, 2027	1,323,108
March 31, 2028	1,323,108
March 30, 2029	994,158
6,286,590

b) Goodwill

As at March 31, 2024 and January 31, 2024, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the two months ended March 31, 2024 and year ended January 31, 2024.